STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
EVENT LINKED BONDS - 78.6%
Global - 22.4%
Earthquake - 1.8%
Acorn Re 2018-1 Class A
(3 Month Libor USD + 2.750%), 11/10/2021 (a)(b)(c)(d)(e) (Cost: $5,587,000; Original Acquisition Date: 07/03/2018)		$5,587,000	$5,524,146
IBRD CAR 116
(3 Month Libor USD + 2.500%), 02/15/2021 (a)(b)(c)(d) (Cost: $5,467,235; Original Acquisition Date: 07/30/2019)		5,503,000	5,464,479
IBRD CAR 117
(3 Month Libor USD + 3.000%), 02/15/2021 (a)(b)(c)(d) (Cost: $2,000,000; Original Acquisition Date: 02/02/2018)		2,000,000	1,983,800
IBRD CAR 118-Class A
(3 Month Libor USD + 2.500%), 02/14/2020 (a)(b)(c)(d) (Cost: $750,000; Original Acquisition Date: 02/02/2018)		750,000	746,063
IBRD CAR 119-Class B
(3 Month Libor USD + 8.250%), 02/14/2020 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 02/02/2018)		1,500,000	1,491,150
IBRD CAR 120
(3 Month Libor USD + 6.000%), 02/15/2021 (a)(b)(c)(d) (Cost: $1,400,000; Original Acquisition Date: 02/02/2018)		1,400,000	1,381,730

			16,591,368

Mortality/Longevity/Disease - 2.6%
Benu Capital Class B
(3 Month Euribor + 3.350%), 01/08/2020 (a)(b)(c)(d) (Cost: $12,884,938; Original Acquisition Date: 04/21/2015)	EUR	12,000,000	13,334,514
Chesterfield 2014-1
4.500%, 12/15/2034 (c)(d)(f) (Cost: $3,600,000; Original Acquisition Date: 12/11/2014)		$3,600,000	3,596,040
IBRD CAR 111-Class A
(6 Month Libor USD + 6.900%), 07/15/2020 (a)(b)(c)(d) (Cost: $2,966,000; Original Acquisition Date: 06/28/2017)		2,966,000	2,969,114
IBRD CAR 112-Class B
(6 Month Libor USD + 11.500%), 07/15/2020 (a)(b)(c)(d) (Cost: $871,000; Original Acquisition Date: 06/28/2017)		871,000	357,110
Vita Capital VI
(6 Month Libor USD + 2.900%), 01/08/2021 (a)(b)(c)(d) (Cost: $3,000,000; Original Acquisition Date: 12/15/2015)		3,000,000	3,013,350

			23,270,128

Multiperil - 16.9%
Atlas Capital UK 2018 PLC
(3 Month Libor USD + 6.060%), 06/07/2022 (a)(b)(c)(d) (Cost: $8,750,000; Original Acquisition Date: 05/25/2018)		8,750,000	8,580,250
Atlas Capital UK 2019 PLC 2019-1
(3 Month Libor USD + 11.750%), 06/07/2023 (a)(b)(c)(d) (Cost: $4,436,000; Original Acquisition Date: 05/24/2019)		4,436,000	4,462,394
Atlas IX 2015-1
(3 Month Libor USD + 0.100%), 01/07/2021 (a)(b)(c)(d)(f)(g) (Cost: $7,585,137; Original Acquisition Date: 06/16/2017)		7,585,055	3,845,623
Atlas IX 2016-1
(3 Month Libor USD + 7.960%), 01/08/2020 (a)(b)(c)(d) (Cost: $25,955,105; Original Acquisition Date: 12/23/2015)		25,948,000	25,176,047
Galilei Re 2016-1 Class D1
(6 Month Libor USD + 5.600%), 01/08/2020 (a)(b)(c)(d) (Cost: $975,816; Original Acquisition Date: 05/21/2019)		985,000	979,139
Galilei Re 2016-1 Class E1
(6 Month Libor USD + 4.790%), 01/08/2020 (a)(b)(c)(d) (Cost: $1,464,765; Original Acquisition Date: 05/21/2019)		1,477,000	1,467,326
Galileo Re 2017-1 Class B
(3 Month Libor USD + 17.500%), 11/06/2020 (a)(b)(c)(d) (Cost: $2,074,000; Original Acquisition Date: 10/30/2017)		2,074,000	2,050,564
Kendall Re 2018-1 Class A
(3 Month Libor USD + 5.250%), 05/06/2021 (a)(b)(c)(d) (Cost: $10,013,950; Original Acquisition Date: 10/24/2018)		10,029,000	9,637,368
Kilimanjaro Re 2015-1 Class D
(T-Bill 3 Month + 9.250%), 12/06/2019 (a)(b)(c)(d) (Cost: $10,000,000; Original Acquisition Date: 11/10/2015)		10,000,000	9,816,500

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
Multiperil - 16.9% (continued)
Kilimanjaro Re 2015-1 Class E
(T-Bill 3 Month + 6.750%), 12/06/2019 (a)(b)(c)(d) (Cost: $15,787,060; Original Acquisition Date: 05/06/2016)		$15,784,000	$15,610,376
Kilimanjaro Re II 2017-1 Class A-1
(6 Month Libor USD + 10.610%), 04/20/2021 (a)(b)(c)(d) (Cost: $3,666,000; Original Acquisition Date: 04/06/2017)		3,666,000	3,547,038
Kilimanjaro Re II 2017-1 Class B-1
(6 Month Libor USD + 7.910%), 04/20/2021 (a)(b)(c)(d) (Cost: $13,306,102; Original Acquisition Date: 07/06/2018)		13,241,000	13,074,163
Kilimanjaro Re II 2017-1 Class C-1
(6 Month Libor USD + 6.300%), 04/20/2021 (a)(b)(c)(d) (Cost: $18,713,661; Original Acquisition Date: 07/10/2018)		18,627,000	18,441,661
Kilimanjaro Re II 2017-2 Class A-2
(6 Month Libor USD + 10.610%), 04/21/2022 (a)(b)(c)(d) (Cost: $1,571,000; Original Acquisition Date: 04/06/2017)		1,571,000	1,531,411
Kilimanjaro Re II 2017-2 Class B-2
(6 Month Libor USD + 7.910%), 04/21/2022 (a)(b)(c)(d) (Cost: $2,357,000; Original Acquisition Date: 04/06/2017)		2,357,000	2,324,591
Kilimanjaro Re II 2017-2 Class C-2
(6 Month Libor USD + 6.300%), 04/21/2022 (a)(b)(c)(d) (Cost: $6,251,000; Original Acquisition Date: 03/28/2019)		6,260,000	6,192,705
Loma Re 2013-1 Class C
(T-Bill 3 Month + 0.500%), 10/08/2019 (a)(b)(c)(d)(f) (Cost: $19,011,000; Original Acquisition Date: 12/20/2013)		19,011,000	9,030,225
Northshore Re 2018-1 Class A
(3 Month Libor USD + 7.990%), 07/08/2022 (a)(b)(c)(d) (Cost: $5,920,377; Original Acquisition Date: 05/03/2019)		5,958,000	5,867,141
Northshore Re II 2019-1 Class A
(T-Bill 3 Month + 7.500%), 07/07/2023 (a)(b)(c)(d) (Cost: $4,095,000; Original Acquisition Date: 06/21/2019)		4,095,000	4,099,914
Queen Street Re XII
(6 Month Libor USD + 5.250%), 04/08/2020 (a)(b)(c)(d) (Cost: $3,463,000; Original Acquisition Date: 05/13/2016)		3,463,000	3,449,148
Riverfront Re 2017-1 Class A
(T-Bill 3 Month + 4.910%), 01/15/2021 (a)(b)(c)(d) (Cost: $4,524,651; Original Acquisition Date: 04/19/2018)		4,538,000	4,382,347

			153,565,931

Other - 0.6%
Operational Re
5.378%, 04/08/2021 (a)(c)(d)(f) (Cost: $5,093,092; Original Acquisition Date: 05/19/2016)	CHF	5,047,000	5,106,343

Windstorm - 0.5%
IBRD CAR 114-Class B
(6 Month Libor USD + 9.300%), 12/20/2019 (a)(b)(c)(d) (Cost: $2,884,000; Original Acquisition Date: 07/24/2017)		$2,884,000	2,782,050
IBRD CAR 115-Class C
(6 Month Libor USD + 5.900%), 12/20/2019 (a)(b)(c)(d) (Cost: $2,019,000; Original Acquisition Date: 07/24/2017)		2,019,000	1,974,683

			4,756,733

			203,290,503

Great Britain - 0.1%
Terrorism - 0.1%
Baltic PCC 2019-1 Class A
(T-Bill 3 Month + 5.900%), 03/07/2027 (a)(b)(c)(d)(f) (Cost: $1,305,193; Original Acquisition Date: 02/15/2019)	GBP	1,000,000	1,218,229

Japan - 5.5%
Earthquake - 5.1%
Kizuna Re II 2018-1 Class B
(T-Bill 3 Month + 2.500%), 04/11/2023 (a)(b)(c)(d)(e) (Cost: $362,000; Original Acquisition Date: 03/16/2018)		$362,000	358,362
Nakama Re 2014-2 Class 2
(T-Bill 3 Month + 2.875%), 01/16/2020 (a)(b)(c)(d)(e) (Cost: $6,811,020; Original Acquisition Date: 09/19/2017)		6,806,000	6,765,504

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Earthquake - 5.1% (continued)
Nakama Re 2015-1 Class 2
(T-Bill 3 Month + 3.250%), 01/14/2021 (a)(b)(c)(d) (Cost: $8,086,755; Original Acquisition Date: 05/03/2019)	$8,093,000	$8,084,907
Nakama Re 2016-1 Class 1
(6 Month Libor USD + 2.200%), 10/13/2021 (a)(b)(c)(d) (Cost: $7,500,000; Original Acquisition Date: 09/21/2016)	7,500,000	7,454,250
Nakama Re 2016-1 Class 2
(6 Month Libor USD + 3.250%), 10/13/2021 (a)(b)(c)(d)(e) (Cost: $4,830,000; Original Acquisition Date: 09/21/2016)	4,830,000	4,781,700
Nakama Re 2018-1 Class 1
(3 Month Libor USD + 2.000%), 04/13/2023 (a)(b)(c)(d) (Cost: $15,240,196; Original Acquisition Date: 03/11/2019)	15,256,000	14,996,648
Nakama Re 2018-1 Class 2
(3 Month Libor USD + 3.000%), 04/13/2023 (a)(b)(c)(d) (Cost: $3,976,957; Original Acquisition Date: 05/02/2019)	3,991,000	3,933,131

		46,374,502

Multiperil - 0.3%
Akibare Re 2018-1 Class A
(3 Month Libor USD + 1.900%), 04/07/2022 (a)(b)(c)(d) (Cost: $1,655,000; Original Acquisition Date: 03/22/2018)	1,655,000	1,531,289
Akibare Re 2018-1 Class B
(3 Month Libor USD + 1.900%), 04/07/2022 (a)(b)(c)(d) (Cost: $1,182,000; Original Acquisition Date: 03/22/2018)	1,182,000	1,096,600

		2,627,889

Windstorm - 0.1%
Aozora Re 2016-1 A
(6 Month Libor USD + 2.290%), 04/07/2020 (a)(b)(c)(d)(e) (Cost: $1,149,000; Original Acquisition Date: 03/23/2016)	1,149,000	1,132,857

		50,135,248

United States - 50.6%
Earthquake - 14.7%
Kilimanjaro Re 2014-2 Class C
(T-Bill 3 Month + 3.750%), 11/25/2019 (a)(b)(c)(d) (Cost: $46,590,863; Original Acquisition Date: 05/03/2019)	46,601,000	46,246,832
Merna Re 2018-1 Class A
(T-Bill 3 Month + 2.000%), 04/08/2021 (a)(b)(c)(d)(e) (Cost: $3,493,000; Original Acquisition Date: 03/26/2018)	3,493,000	3,475,884
Ursa Re 2016-1 Class A
(T-Bill 3 Month + 4.000%), 12/10/2019 (a)(b)(c)(d) (Cost: $20,341,952; Original Acquisition Date: 07/23/2018)	20,333,000	20,129,670
Ursa Re 2017-1 Class B
(T-Bill 3 Month + 3.500%), 05/27/2020 (a)(b)(c)(d)(e) (Cost: $25,780,899; Original Acquisition Date: 09/20/2017)	25,777,000	25,547,585
Ursa Re 2017-1 Class E
(T-Bill 3 Month + 6.000%), 05/27/2020 (a)(b)(c)(d)(e) (Cost: $28,087,000; Original Acquisition Date: 05/10/2017)	28,087,000	27,778,043
Ursa Re 2018-1 Class D
(T-Bill 3 Month + 5.100%), 09/24/2021 (a)(b)(c)(d)(e) (Cost: $11,292,000; Original Acquisition Date: 09/07/2018)	11,292,000	10,995,585

		134,173,599

Flood - 0.9%
FloodSmart Re 2019 Class A
(T-Bill 3 Month + 11.250%), 03/07/2022 (a)(b)(c)(d) (Cost: $7,500,000; Original Acquisition Date: 04/10/2019)	7,500,000	7,481,250
FloodSmart Re 2019 Class B
(T-Bill 3 Month + 14.500%), 03/07/2022 (a)(b)(c)(d) (Cost: $1,250,000; Original Acquisition Date: 04/10/2019)	1,250,000	1,242,000

		8,723,250

Mortality/Longevity/Disease - 0.3%
Vitality Re X 2019 Class B
(T-Bill 3 Month + 2.000%), 01/10/2023 (a)(b)(c)(d) (Cost: $2,500,000; Original Acquisition Date: 01/17/2019)	2,500,000	2,505,625

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 25.3%
Armor Re II 2018-1 Class A
(T-Bill 3 Month + 3.840%), 06/08/2020 (a)(b)(c)(d) (Cost: $1,864,000; Original Acquisition Date: 04/10/2018)	$1,864,000	$1,828,025
Armor Re II 2019-1 Class A
(T-Bill 3 Month + 5.900%), 06/08/2022 (a)(b)(c)(d) (Cost: $3,587,750; Original Acquisition Date: 05/20/2019)	3,589,000	3,560,467
Blue Halo Re 2016-1 Class A
(T-Bill 3 Month + 14.000%), 06/21/2022 (a)(b)(c)(d) (Cost: $4,750,000; Original Acquisition Date: 06/10/2016)	4,750,000	4,637,187
Blue Halo Re 2016-1 Class B
(T-Bill 3 Month + 0.100%), 06/21/2022 (a)(b)(c)(d)(f)(g) (Cost: $708,500; Original Acquisition Date: 06/10/2016)	708,500	453,582
Bowline 2018-1 Class A
(T-Bill 3 Month + 4.500%), 05/23/2022 (a)(b)(c)(d) (Cost: $9,450,000; Original Acquisition Date: 05/10/2018)	9,456,000	9,187,450
Bowline Re 2019-1 Class A
(T-Bill 3 Month + 4.750%), 03/20/2023 (a)(b)(c)(d) (Cost: $4,017,000; Original Acquisition Date: 03/08/2019)	4,017,000	3,982,253
Bowline Re 2019-1 Class B
(T-Bill 3 Month + 8.500%), 03/20/2023 (a)(b)(c)(d) (Cost: $3,264,000; Original Acquisition Date: 03/08/2019)	3,264,000	3,232,176
Buffalo Re 2017-1 Class A
(6 Month Libor USD + 3.420%), 04/07/2020 (a)(b)(c)(d) (Cost: $865,078; Original Acquisition Date: 08/15/2017)	864,000	837,778
Caelus 2018-1 Class A
(T-Bill 3 Month + 3.930%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,319,000; Original Acquisition Date: 05/04/2018)	2,319,000	2,174,062
Caelus 2018-1 Class B
(T-Bill 3 Month + 4.640%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,902,959; Original Acquisition Date: 07/26/2018)	1,905,000	1,766,887
Caelus 2018-1 Class C
(T-Bill 3 Month + 7.820%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,782,000; Original Acquisition Date: 05/04/2018)	2,782,000	2,267,330
Caelus 2018-1 Class D
(T-Bill 3 Month + 10.900%), 06/07/2021 (a)(b)(c)(d)(f) (Cost: $464,000; Original Acquisition Date: 05/04/2018)	464,000	278,400
Caelus Re IV 2016-1 Class A
(T-Bill 3 Month + 5.250%), 03/06/2020 (a)(b)(c)(d) (Cost: $5,401,106; Original Acquisition Date: 07/11/2017)	5,395,000	5,342,399
Caelus Re V 2017-1 Class B
(T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $1,297,000; Original Acquisition Date: 04/27/2017)	1,297,000	389,100
Caelus Re V 2017-1 Class C
(T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d)(f) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	42
Caelus Re V 2017-1 Class D
(T-Bill 3 Month + 0.005%), 06/05/2020 (a)(b)(c)(d)(f) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	42
East Lane Re VI 2015-1 Class A
(T-Bill 3 Month + 3.390%), 03/13/2020 (a)(b)(c)(d)(e) (Cost: $10,787,000; Original Acquisition Date: 03/02/2015)	10,787,000	10,787,539
Espada Reinsurance 2016-1 Class 20
(T-Bill 3 Month + 5.700%), 06/06/2020 (a)(b)(c)(d) (Cost: $1,785,000; Original Acquisition Date: 02/12/2016)	1,785,000	1,428,000
FloodSmart Re 2018 Class A
(T-Bill 3 Month + 11.250%), 08/06/2024 (a)(b)(c)(d) (Cost: $21,000,000; Original Acquisition Date: 07/25/2018)	21,000,000	20,511,750
FloodSmart Re 2018 Class B
(T-Bill 3 Month + 13.500%), 08/06/2024 (a)(b)(c)(d) (Cost: $10,991,000; Original Acquisition Date: 04/12/2019)	11,000,000	10,758,000
Fortius Re 2017-1
(6 Month Libor USD + 3.420%), 07/07/2021 (a)(b)(c)(d) (Cost: $1,010,000; Original Acquisition Date: 07/14/2017)	1,010,000	967,580
Golden State Re II 2018-1 Class A
(3 Month Libor USD + 2.200%), 01/08/2023 (a)(b)(c)(d) (Cost: $8,750,000; Original Acquisition Date: 11/29/2018)	8,750,000	8,732,937

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 25.3% (continued)
Kilimanjaro Re 2018-1 Class A-1
(3 Month Libor USD + 13.610%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,047,000; Original Acquisition Date: 04/18/2018)	$1,047,000	$1,003,707
Kilimanjaro Re 2018-1 Class B-1
(3 Month Libor USD + 4.940%), 05/06/2022 (a)(b)(c)(d) (Cost: $7,305,000; Original Acquisition Date: 10/31/2018)	7,305,000	7,088,772
Kilimanjaro Re 2018-2 Class A-2
(3 Month Libor USD + 13.610%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,047,000; Original Acquisition Date: 04/18/2018)	1,047,000	990,724
Kilimanjaro Re 2018-2 Class B-2
(3 Month Libor USD + 4.940%), 05/05/2023 (a)(b)(c)(d) (Cost: $4,305,000; Original Acquisition Date: 04/18/2018)	4,305,000	4,163,365
Long Point Re III 2018-1 Class A
(T-Bill 3 Month + 2.750%), 06/01/2022 (a)(b)(c)(d)(e) (Cost: $12,638,229; Original Acquisition Date: 10/31/2018)	12,596,000	12,444,848
Northshore Re II 2017-1 Class A
(T-Bill 3 Month + 7.530%), 07/06/2020 (a)(b)(c)(d) (Cost: $18,404,656; Original Acquisition Date: 06/12/2019)	18,433,000	18,299,361
Panthera 2018-1 Class A
(T-Bill 3 Month + 3.500%), 03/09/2020 (a)(b)(c)(d)(f) (Cost: $4,000,000; Original Acquisition Date: 02/22/2018)	4,000,000	3,955,000
Residential Re 2014-I Class 10
(T-Bill 3 Month + 0.500%), 09/06/2019 (a)(b)(c)(d)(f) (Cost: $13,162,000; Original Acquisition Date: 05/22/2014)	13,162,000	3,291
Residential Re 2015-I Class 10
(T-Bill 3 Month + 10.970%), 09/06/2019 (a)(b)(c)(d)(f)(g) (Cost: $6,053,000; Original Acquisition Date: 05/21/2015)	6,053,000	247,568
Residential Re 2015-I Class 11
(T-Bill 3 Month + 5.960%), 09/06/2019 (a)(b)(c)(d) (Cost: $3,292,500; Original Acquisition Date: 05/21/2015)	3,292,500	1,604,271
Residential Re 2015-II Class 3
(T-Bill 3 Month + 7.010%), 12/06/2021 (a)(b)(c)(d) (Cost: $12,500,000; Original Acquisition Date: 11/20/2015)	12,500,000	12,181,875
Residential Re 2016-I Class 10
(T-Bill 3 Month + 0.500%), 06/06/2023 (a)(b)(c)(d)(f) (Cost: $2,391,000; Original Acquisition Date: 04/28/2016)	2,391,000	65,752
Residential Re 2016-I Class 11
(T-Bill 3 Month + 5.030%), 06/06/2022 (a)(b)(c)(d) (Cost: $3,074,000; Original Acquisition Date: 04/28/2016)	3,074,000	1,849,933
Residential Re 2016-I Class 13
(T-Bill 3 Month + 3.370%), 06/06/2023 (a)(b)(c)(d) (Cost: $6,000,000; Original Acquisition Date: 04/28/2016)	6,000,000	5,958,300
Residential Re 2017-I Class 11
(T-Bill 3 Month + 5.050%), 06/06/2024 (a)(b)(c)(d) (Cost: $1,769,000; Original Acquisition Date: 04/19/2017)	1,769,000	1,008,330
Residential Re 2018-I Class 13
(T-Bill 3 Month + 3.250%), 06/06/2025 (a)(b)(c)(d) (Cost: $6,147,000; Original Acquisition Date: 04/30/2018)	6,147,000	5,936,773
Residential Re 2018-II Class 2
(T-Bill 3 Month + 11.000%), 12/06/2022 (a)(b)(c)(d) (Cost: $4,500,000; Original Acquisition Date: 11/15/2018)	4,500,000	4,350,600
Residential Re 2019-I Class 12
(T-Bill 3 Month + 8.250%), 06/06/2023 (a)(b)(c)(d) (Cost: $495,000; Original Acquisition Date: 05/08/2019)	495,000	491,461
Residential Re 2019-I Class 13
(T-Bill 3 Month + 4.500%), 06/06/2023 (a)(b)(c)(d) (Cost: $742,000; Original Acquisition Date: 05/08/2019)	742,000	737,214
Sanders Re 2017-1 Class A
(6 Month Libor USD + 2.990%), 12/06/2021 (a)(b)(c)(d) (Cost: $6,890,632; Original Acquisition Date: 03/05/2019)	6,877,000	6,696,823
Sanders Re 2017-2 Class A
(6 Month Libor USD + 3.140%), 06/05/2020 (a)(b)(c)(d)(e) (Cost: $3,142,000; Original Acquisition Date: 05/24/2017)	3,142,000	3,100,368
Sanders Re 2018-1 Class A
(T-Bill 3 Month + 5.500%), 04/07/2022 (a)(b)(c)(d) (Cost: $12,860,937; Original Acquisition Date: 07/25/2019)	12,922,000	12,576,336
Spectrum Capital Ltd. 2017-1 A
(6 Month Libor USD + 5.750%), 06/08/2021 (a)(b)(c)(d) (Cost: $11,657,000; Original Acquisition Date: 06/13/2017)	11,657,000	11,303,793

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 25.3% (continued)
Spectrum Capital Ltd. 2017-1 B
(6 Month Libor USD + 3.500%), 06/08/2021 (a)(b)(c)(d) (Cost: $16,903,000; Original Acquisition Date: 06/13/2017)	$16,903,000	$16,701,009
Tailwind Re 2017-1 Class B
(T-Bill 3 Month + 8.630%), 01/08/2022 (a)(b)(c)(d) (Cost: $1,090,621; Original Acquisition Date: 06/11/2019)	1,100,000	1,089,825
Torrey Pines Re 2017-1 Class B
(6 Month Libor USD + 3.800%), 06/09/2020 (a)(b)(c)(d) (Cost: $2,721,625; Original Acquisition Date: 07/06/2018)	2,718,000	2,692,859
Torrey Pines Re 2017-1 Class C
(6 Month Libor USD + 6.690%), 06/09/2020 (a)(b)(c)(d) (Cost: $467,000; Original Acquisition Date: 04/27/2017)	467,000	461,349

		230,126,493

Other - 0.2%
Cal Phoenix Re 2018-1 Class A
(3 Month Libor USD + 7.500%), 08/13/2021 (a)(b)(c)(d)(f) (Cost: $4,750,000; Original Acquisition Date: 07/30/2018)	4,750,000	47,500
SD Re 2018-1 Class A
(3 Month Libor USD + 4.000%), 10/19/2021 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 10/05/2018)	1,500,000	1,432,650

		1,480,150

Windstorm - 9.2%
Alamo Re 2017-1 Class A
(T-Bill 3 Month + 3.810%), 06/08/2020 (a)(b)(c)(d)(e) (Cost: $6,269,192; Original Acquisition Date: 09/13/2018)	6,258,000	6,231,403
Alamo Re 2018-1 Class A
(T-Bill 3 Month + 3.480%), 06/07/2024 (a)(b)(c)(d) (Cost: $20,957,641; Original Acquisition Date: 03/26/2019)	20,994,000	20,582,518
Alamo Re 2019-1 Class A
(T-Bill 3 Month + 4.500%), 06/08/2022 (a)(b)(c)(d) (Cost: $2,708,000; Original Acquisition Date: 05/21/2019)	2,708,000	2,699,470
Bonanza Re 2016-1 Class A
(6 Month Libor USD + 3.370%), 12/31/2019 (a)(b)(c)(d) (Cost: $478,000; Original Acquisition Date: 11/28/2016)	478,000	462,943
Bonanza Re 2016-1 Class B
(6 Month Libor USD + 4.370%), 12/31/2019 (a)(b)(c)(d) (Cost: $946,000; Original Acquisition Date: 11/28/2016)	946,000	916,911
Cape Lookout Re 2019-1 Class A
(T-Bill 3 Month + 4.250%), 02/25/2022 (a)(b)(c)(d) (Cost: $11,205,000; Original Acquisition Date: 02/11/2019)	11,205,000	10,992,665
Cape Lookout Re 2019-2 Class A
(T-Bill 3 Month + 6.750%), 05/09/2022 (a)(b)(c)(d) (Cost: $2,690,000; Original Acquisition Date: 06/14/2019)	2,690,000	2,699,012
Citrus Re 2015-1 Class B
(T-Bill 3 Month + 0.500%), 04/09/2020 (a)(b)(c)(d)(f)(g) (Cost: $239,446; Original Acquisition Date: 04/01/2015)	239,446	64,758
Citrus Re 2016-1 Class D-50
(T-Bill 3 Month + 7.850%), 02/25/2021 (a)(b)(c)(d)(f)(g) (Cost: $3,069,151; Original Acquisition Date: 02/19/2016)	3,069,151	1,018,191
Cranberry Re 2017-1 Class A
(6 Month Libor USD + 1.980%), 07/13/2023 (a)(b)(c)(d) (Cost: $13,000,000; Original Acquisition Date: 06/05/2017)	13,000,000	12,909,000
Everglades Re II 2017-1 Class A
(T-Bill 3 Month + 5.230%), 05/08/2020 (a)(b)(c)(d)(e) (Cost: $3,083,452; Original Acquisition Date: 07/10/2018)	3,083,000	3,019,028
Everglades Re II 2018-1 A
(T-Bill 3 Month + 5.050%), 05/04/2021 (a)(b)(c)(d)(e) (Cost: $6,970,000; Original Acquisition Date: 05/09/2018)	6,970,000	6,863,359
First Coast Re 2019-1 Class A
(T-Bill 3 Month + 5.250%), 06/07/2023 (a)(b)(c)(d) (Cost: $494,000; Original Acquisition Date: 05/16/2019)	494,000	487,998
Frontline 2018-1 Class A
(T-Bill 3 Month + 7.740%), 07/06/2022 (a)(b)(c)(d) (Cost: $4,500,000; Original Acquisition Date: 06/12/2018)	4,500,000	3,942,450

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 9.2% (continued)
Manatee Re II 2018-1 Class A
(T-Bill 3 Month + 4.390%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,246,000; Original Acquisition Date: 03/22/2018)	$2,246,000	$2,198,834
Manatee Re II 2018-1 Class B
(T-Bill 3 Month + 8.340%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,300,000; Original Acquisition Date: 03/22/2018)	1,300,000	1,247,350
Manatee Re III 2019-1 Class B
(T-Bill 3 Month + 9.500%), 06/07/2022 (a)(b)(c)(d) (Cost: $493,000; Original Acquisition Date: 05/23/2019)	493,000	487,848
Market Re 2017-1 Class A
2.114%, 06/08/2020 (a)(c)(d)(f)(h) (Cost: $1,063,333; Original Acquisition Date: 06/05/2017)	1,063,333	10,633
Matterhorn Re SR2019-1 Class A
6.165%, 12/07/2020 (a)(c)(d)(h) (Cost: $5,426,162; Original Acquisition Date: 06/14/2019)	5,892,000	5,420,640
Pelican Re 2018-1 Class A
(3 Month Libor USD + 2.290%), 05/07/2021 (a)(b)(c)(d) (Cost: $1,046,000; Original Acquisition Date: 04/23/2018)	1,046,000	1,033,500

		83,288,511

		460,297,628

TOTAL EVENT LINKED BONDS (Cost $776,571,693)		714,941,608

PARTICIPATION NOTES - 8.2%
Global - 8.2%
Multiperil - 8.2%
Eden Re II 2019-1 Class A
03/22/2023 (a)(c)(d)(f)(g)(i) (Cost: $24,950,000; Original Acquisition Date: 12/14/2018)	24,950,000	26,594,290
Limestone Re 2018-1 A
03/01/2022 (a)(c)(d)(f)(g)(i) (Cost: $271,000; Original Acquisition Date: 06/20/2018)	271,000	976,467
Limestone Re 2019-1 A
09/09/2022 (a)(c)(d)(f)(i) (Cost: $5,756,000; Original Acquisition Date: 12/24/2018)	5,756,000	5,979,333
Limestone Re 2019-2 A
03/01/2023 (a)(c)(d)(f)(g)(i) (Cost: $3,681,000; Original Acquisition Date: 06/25/2019)	3,681,000	3,688,362
Limestone Re 2019-2 B
03/01/2023 (a)(c)(d)(f)(g)(i) (Cost: $9,146,000; Original Acquisition Date: 06/25/2019)	9,146,000	9,164,292
Sector Re V Series 7 Class G
03/01/2022 (a)(d)(f)(i) (Cost: $1,879,353; Original Acquisition Date: 06/18/2019)	1,879,354	1,350,123
Sector Re V Series 8 Class A
03/01/2023 (a)(d)(f)(i) (Cost: $547,309; Original Acquisition Date: 04/24/2018)	547,309	310,709
Sector Re V Series 8 Class B
03/01/2023 (a)(d)(f)(i) (Cost: $5,411,207; Original Acquisition Date: 04/24/2018)	5,411,207	3,066,192
Sector Re V Series 8 Class F
03/01/2023 (a)(d)(f)(i) (Cost: $9,337; Original Acquisition Date: 04/24/2018)	9,337	490,448
Sector Re V Series 8 Class G
03/01/2023 (a)(d)(f)(i) (Cost: $27,026; Original Acquisition Date: 04/24/2018)	27,026	1,017,993
Sector Re V Series 9 Class A
03/01/2023 (a)(d)(f)(i) (Cost: $9,014,979; Original Acquisition Date: 04/24/2019)	9,014,979	9,373,153
Sector Re V Series 9 Class B
03/01/2023 (a)(d)(f)(i) (Cost: $3,208,135; Original Acquisition Date: 04/24/2019)	3,208,135	3,334,965
Sector Re V Series 9 Class G
03/01/2023 (a)(d)(f)(i) (Cost: $8,829,996; Original Acquisition Date: 04/24/2019)	8,829,996	9,023,677

TOTAL PARTICIPATION NOTES (Cost $72,731,342)		74,370,004

	SHARES	FAIR VALUE
PREFERENCE SHARES - 9.1%
Global - 9.1%
Multiperil - 9.1%
Arenal (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $14,230,764; Original Acquisition Date: 03/28/2016)	18,011	8,807,926
Biscayne (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $25,149,264; Original Acquisition Date: 12/26/2014)	28,192	29,186,036
Hatteras (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $6,237,378; Original Acquisition Date: 12/30/2014)	6,300	4,805,505
Hudson Charles 2 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $11,534,500; Original Acquisition Date: 04/02/2014)	11,535	10,098,755

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Multiperil - 9.1% (continued)
Hudson Charles 3 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $15,350,000; Original Acquisition Date: 06/19/2014)	15,350	$13,130,987
Rondout (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $14,936,301; Original Acquisition Date: 07/15/2019)	13,910	12,140,048
Yoho (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $6,514,588; Original Acquisition Date: 05/17/2016)	12,496	4,499,100

TOTAL PREFERENCE SHARES (Cost $93,952,796)		82,668,357

SHORT-TERM INVESTMENTS - 2.4%
Money Market Fund - 2.4%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 2.19% (j)	11,034,183	11,034,183
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.21% (j)	11,034,183	11,034,183

TOTAL SHORT-TERM INVESTMENTS (Cost $22,068,366)		22,068,366

TOTAL INVESTMENTS (Cost $965,324,197) - 98.3%		894,048,335

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		15,102,390

TOTAL NET ASSETS - 100.0%		$909,150,725

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)

Foreign issued security. Total foreign securities by country of domicile are $868,383,929. Foreign concentration is as follows: Bermuda: 78.2%, Cayman Islands: 8.5%, Ireland: 5.0%, Supranational: 2.1%, Great Britain: 1.6%, and Singapore: 0.1%.

(b)

Variable rate security. Reference rates as of July 31, 2019 are as follows: 3 Month Libor 2.27%, 3 Month Euribor -0.38%, 6 Month Libor 2.21%, and T-Bill 3 Month 2.00%. Actual reference rates may vary based on the reset date of the security.

(c)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2019 was $761,344,352, which represent 83.7% of net assets.

(d)	Security is restricted as to resale.
(e)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(f)	Value determined using significant unobservable inputs.
(g)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $105,491,748, which represents 11.6% of net assets.
(h)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(i)	Non-income producing security.
(j)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS SOLD
Euro FX, September 2019 Settlement	96	$13,353,000	$272,172

TOTAL FUTURES CONTRACTS SOLD		$13,353,000	$272,172

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 101.6%
Money Market Funds - 0.2%
Fidelity Investments Money Market Funds - Government Portfolio - 2.19% (a)	64,427	$64,427
First American Government Obligations Fund - Class Z - 2.24% (a)	64,427	64,427
First American Treasury Obligations Fund - Class Z - 2.20% (a)	64,426	64,426
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.21% (a)	64,426	64,426
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.15% (a)	64,426	64,426

		322,132

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 101.4%
2.100%, 09/26/2019 (b)(c)	$600,000	299,029
2.733%, 11/07/2019 (b)(c)	41,250,000	41,021,459
2.622%, 12/05/2019 (b)(c)	1,050,000	1,042,542
2.599%, 01/02/2020 (b)(c)	20,800,000	20,621,080
2.536%, 01/30/2020 (b)(c)	500,000	494,858
2.485%, 02/27/2020 (b)(c)	1,000,000	988,396
2.397%, 03/26/2020 (b)(c)	2,650,000	2,616,257
2.369%, 04/23/2020 (b)(c)	69,250,000	68,263,309
2.045%, 05/21/2020 (b)(c)	1,850,000	1,820,506
1.956%, 06/18/2020 (b)(c)	650,000	638,710

		137,806,146

TOTAL SHORT-TERM INVESTMENTS (Cost $137,819,401)		138,128,278

TOTAL INVESTMENTS (Cost $137,819,401) - 101.6%		138,128,278

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%		(2,118,566)

TOTAL NET ASSETS - 100.0%		$136,009,712

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE S&P 500 Index, Expires 08/02/2019, Strike Price $2,985.00	82	$24,439,116	$175,070
CBOE S&P 500 Index, Expires 08/02/2019, Strike Price $3,020.00	20	5,960,760	88,300
CBOE S&P 500 Index, Expires 08/02/2019, Strike Price $3,025.00	25	7,450,950	121,000
CBOE S&P 500 Index, Expires 08/05/2019, Strike Price $3,015.00	15	4,470,570	62,925
CBOE S&P 500 Index, Expires 08/05/2019, Strike Price $3,020.00	158	47,090,004	722,850
CBOE S&P 500 Index, Expires 08/07/2019, Strike Price $2,990.00	7	2,086,266	20,195
CBOE S&P 500 Index, Expires 08/07/2019, Strike Price $3,010.00	40	11,921,520	118,120
CBOE S&P 500 Index, Expires 08/07/2019, Strike Price $3,015.00	110	32,784,180	475,750

TOTAL PUT OPTIONS			1,784,210

(Premiums Received $868,751)

TOTAL WRITTEN OPTIONS			$1,784,210

(Premiums Received $868,751)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 101.3%
Money Market Funds - 1.1%
Fidelity Investments Money Market Funds - Government Portfolio - 2.19% (a)	43,116	$43,116
First American Government Obligations Fund - Class Z - 2.24% (a)	43,115	43,115
First American Treasury Obligations Fund - Class Z - 2.20% (a)	43,115	43,115
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.21% (a)	43,115	43,115
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.15% (a)	43,115	43,115

		215,576

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.2%
2.062%, 09/12/2019 (b)(c)	$100,000	99,760
2.610%, 01/02/2020 (b)(c)	15,050,000	14,920,541
2.059%, 01/23/2020 (b)(c)	100,000	99,015
2.523%, 01/30/2020 (b)(c)	925,000	915,487
2.458%, 02/27/2020 (b)(c)	1,900,000	1,877,952
2.423%, 03/26/2020 (b)(c)	600,000	592,360
2.338%, 04/23/2020 (b)(c)	300,000	295,725
1.994%, 05/21/2020 (b)(c)	700,000	688,840
1.946%, 06/18/2020 (b)(c)	400,000	393,053

		19,882,733

TOTAL SHORT-TERM INVESTMENTS (Cost $20,057,300)		20,098,309

TOTAL INVESTMENTS (Cost $20,057,300) - 101.3%		20,098,309

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%		(261,068)

TOTAL NET ASSETS - 100.0%		$19,837,241

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All of a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE Russell 2000 Index, Expires 08/02/2019, Strike Price $1,570.00	30	$4,723,815	$28,950
CBOE Russell 2000 Index, Expires 08/02/2019, Strike Price $1,580.00	95	14,958,748	134,900

TOTAL PUT OPTIONS			163,850

(Premiums Received $147,089)

TOTAL WRITTEN OPTIONS			$163,850

(Premiums Received $147,089)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of July 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 98.8%
Open-End Mutual Funds - 98.8%
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	1,709,188	$17,758,463
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	857,539	8,944,129

TOTAL INVESTMENT COMPANIES (Cost $24,448,847)		26,702,592

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 2.19% (b)	69,560	69,560
First American Government Obligations Fund - Class Z - 2.24% (b)	69,560	69,560
First American Treasury Obligations Fund - Class Z - 2.20% (b)	69,560	69,560
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.21% (b)	69,560	69,560
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 2.15% (b)	69,560	69,560

TOTAL SHORT-TERM INVESTMENTS (Cost $347,800)		347,800

TOTAL INVESTMENTS (Cost $24,796,647) - 100.1%		27,050,392

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(27,249)

TOTAL NET ASSETS - 100.0%		$27,023,143

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 1.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 101.5%
Money Market Funds - 1.7%
Fidelity Investments Money Market Funds - Government Portfolio - 2.19% (a)	64,105	$64,105
First American Government Obligations Fund - Class Z - 2.24% (a)	64,105	64,105
First American Treasury Obligations Fund - Class Z - 2.20% (a)	64,106	64,106
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.21% (a)	64,106	64,106
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.15% (a)	64,105	64,105

		320,527

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 99.8%
2.065%, 08/13/2019 (b)(c)	$6,500,000	6,495,469
2.450%, 08/15/2019 (b)(c)	8,100,000	8,092,550
2.608%, 01/02/2020 (b)(c)	3,900,000	3,866,453
1.943%, 06/18/2020 (b)(c)	300,000	294,789

		18,749,261

TOTAL SHORT-TERM INVESTMENTS (Cost $19,061,553)		19,069,788

TOTAL INVESTMENTS (Cost $19,061,553) - 101.5%		19,069,788

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%		(280,356)

TOTAL NET ASSETS - 100.0%		$18,789,432

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CAC 40 Index, Expires 08/16/2019, Strike Price EUR 5,500.00	15	$916,416	$9,055
DAX Index, Expires 08/02/2019, Strike Price EUR 12,100.00	28	1,889,062	5,130
Euro Stoxx 50 Index, Expires 08/02/2019, Strike Price EUR 3,450.00	96	3,684,300	10,946
FTSE 100 Index, Expires 08/16/2019, Strike Price GBP 7,625.00	41	3,782,780	56,092
Hang Seng Index, Expires 08/29/2019, Strike Price HKD 28,200.00	3	532,267	14,218
Nikkei 225 Index, Expires 08/09/2019, Strike Price JPY 21,500.00	24	4,747,833	36,400
S&P/ASX 200 Index, Expires 08/15/2019, Strike Price AUD 6,775.00	30	1,397,630	9,499
Swiss Market Index, Expires 08/16/2019, Strike Price CHF 9,900.00	19	1,894,989	14,672

TOTAL PUT OPTIONS			156,012

(Premiums Received $151,503)

TOTAL WRITTEN OPTIONS			$156,012

(Premiums Received $151,503)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of July 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 98.7%
Open-End Mutual Funds - 98.7%
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,165,553	$11,399,110
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	729,012	7,574,435
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	364,804	3,804,900

TOTAL INVESTMENT COMPANIES (Cost $22,079,716)		22,778,445

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Funds - Government Portfolio - 2.19% (b)	64,187	64,187
First American Government Obligations Fund - Class Z - 2.24% (b)	64,187	64,187
First American Treasury Obligations Fund - Class Z - 2.20% (b)	64,187	64,187
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.21% (b)	64,187	64,187
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.15% (b)	64,187	64,187

TOTAL SHORT-TERM INVESTMENTS (Cost $320,935)		320,935

TOTAL INVESTMENTS (Cost $22,400,651) - 100.1%		23,099,380

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(14,444)

TOTAL NET ASSETS - 100.0%		$23,084,936

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 1.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of the Schedule of Investments.

Notes to Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”), the Stone Ridge U.S. Large Cap Variance Risk Premium Fund (the “U.S. Large Cap VRP Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”, together with the U.S. Large Cap VRP Fund, the “U.S. VRP Funds”), the Stone Ridge U.S. Variance Risk Premium Master Fund (the “U.S. VRP Master Fund”, together with the U.S. VRP Funds, the “U.S. VRP Portfolio of Funds”), the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “International Developed Markets VRP Fund”) and the Stone Ridge Global Equity Variance Risk Premium Master Fund (the “Global Equity VRP Master Fund”, together with the International Developed Markets VRP Fund, the “International VRP Portfolio of Funds”) (collectively, the “Funds”) in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services-Investment Companies.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Funds have early adopted this standard effective October 31, 2018, and the changes are incorporated into the financial statements.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes and preference shares) for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were transfers between level 2 and 3 during the reporting period. The transfers from level 2 to level 3 occurred because there is no longer observable market data for these securities for the period ended July 31, 2019. The following table summarizes the inputs used to value the Funds’ investments as of July 31, 2019:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Reinsurance Fund
Assets
Event-Linked Bonds
Global	$—	$181,712,272	$21,578,231	$203,290,503
Great Britain	—	—	1,218,229	1,218,229
Japan	—	50,135,248	—	50,135,248
United States	—	454,152,869	6,144,759	460,297,628

Total Event-Linked Bonds	—	686,000,389	28,941,219	714,941,608
Participation Notes	—	—	74,370,004	74,370,004
Preference Shares(1)	—	—	82,668,357	82,668,357
Money Market Funds	22,068,366	—	—	22,068,366

Total Assets	$22,068,366	$686,000,389	$185,979,580	$894,048,335

Other Financial Instruments*
Unrealized appreciation on futures	$272,172	$—	$—	$272,172

Total	$272,172	$—	$—	$272,172

U.S. Large Cap VRP Fund(2)
Assets
Money Market Funds	$322,132	$—	$—	$322,132
U.S. Treasury Bills	—	137,806,146	—	137,806,146

Total Assets	$322,132	$137,806,146	$—	$138,128,278

Liabilities
Written Options	$—	$(1,784,210)	$—	$(1,784,210)

Total Liabilities	$—	$(1,784,210)	$—	$(1,784,210)

U.S. Small Cap VRP Fund(2)
Assets
Money Market Funds	$215,576	$—	$—	$215,576
U.S. Treasury Bills	—	19,882,733	—	19,882,733

Total Assets	$215,576	$19,882,733	$—	$20,098,309

Liabilities
Written Options	$—	$(163,850)	$—	$(163,850)

Total Liabilities	$—	$(163,850)	$—	$(163,850)

U.S. VRP Master Fund(2)
Assets
Investment Companies-Open End	$26,702,592	$—	$—	$26,702,592
Money Market Funds	347,800	—	—	347,800

Total Assets	$27,050,392	$—	$—	$27,050,392

International Developed Markets VRP Fund(2)
Assets
Money Market Funds	$320,527	$—	$—	$320,527
U.S. Treasury Bills	—	18,749,261	—	18,749,261

Total Assets	$320,527	$18,749,261	$—	$19,069,788

Liabilities
Written Options	$(156,012)	$—	$—	$(156,012)

Total Liabilities	$(156,012)	$—	$—	$(156,012)

Global Equity VRP Master Fund(2)
Assets
Investment Companies-Open End	$22,778,445	$—	$—	$22,778,445
Money Market Funds	320,935	—	—	320,935

Total Assets	$23,099,380	$—	$—	$23,099,380

*	Other financial instruments are derivatives, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)

The Funds measure Level 3 activity as of the beginning and end of each financial reporting period. For the period ended July 31, 2019, the Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, reconciliations of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value are not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended July 31, 2019:

	High Yield Reinsurance Fund
	Event-Linked Bonds	Participation Notes	Preference Shares
Beginning Balance - November 1, 2018	$19,105,273	$40,561,377	$97,609,587
Acquisitions	1,305,193	64,655,469	2,403,688
Dispositions	(7,919,632)	(32,807,644)	—
Realized losses	(6,008,054)	(932,145)	—
Return of capital	—	(1,604,537)	(9,639,001)
Change in unrealized appreciation (depreciation)	7,921,805	4,497,484	(7,705,917)
Transfers in/out of Level 3	14,536,634	—	—

Ending Balance - July 31, 2019	$28,941,219	$74,370,004	$82,668,357

As of July 31, 2019, the change in unrealized appreciation (depreciation) on positions still held in the High Yield Reinsurance Fund was ($5,987,542) for Event-Linked Bonds, $4,499,288 for Participation Notes, and ($7,640,469) for Preference Shares.

Unobservable inputs included losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2019.

High Yield Reinsurance Fund

Type of Security	Industry	Fair Value at 7/31/19	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Participation Notes	Financial Services	$40,423,411	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$1.7MM $0.3MM-$4.0MM	$1.2MM $3.0MM
Preference Shares	Financial Services	$59,438,615	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$8.7MM $0.0MM-$6.7MM	$1.8MM $4.0MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee or priced using an indicative bid and have a value equal to $28,941,219 for Event-Linked Bonds, $33,946,593 for Participation Notes and $23,229,742 for Preference Shares.

2. Transactions with Affiliates

The following issuers may be deemed to be affiliated with the Funds during the period ended July 31, 2019. As defined in Section (2)(a)(3) of the 1940 Act: such issuers are:

	U.S. VRP Master Fund
	U.S. Large Cap VRP Fund - Class I	U.S. Small Cap VRP Fund - Class I		Total
November 1, 2018 Balance
Shares	10,277,215	5,138,273
Cost	$103,508,233	$51,073,055		$154,581,288
Additions
Shares	2,081,906	1,110,866
Cost	$19,850,000	$10,750,000
Reductions
Shares	10,649,933	5,391,600
Cost	$107,152,295	$53,580,146
July 31, 2019 Balance
Shares	1,709,188	857,539
Cost	$16,205,938	$8,242,909		$24,448,847
Value	$17,758,463	$8,944,129		$26,702,592
Dividend Income	$—	$39,063		$39,063
Realized Gain/(Loss)	$(3,252,295)	$(130,559	)(1)	$(3,382,854)
Change in Unrealized Appreciation	$4,138,507	$1,059,519		$5,198,026

	Global Equity VRP Master Fund
	U.S. Large Cap VRP Fund - Class I	U.S. Small Cap VRP Fund - Class I		International Developed Markets VRP Fund - Class I	Total
November 1, 2018 Balance
Shares	1,131,592	565,620		1,807,218
Cost	$11,680,044	$5,634,637		$17,330,012	$34,644,693
Additions
Shares	45,951	70,109		78,655
Cost	$450,000	$700,000		$750,000
Reductions
Shares	448,531	270,925		720,320
Cost	$4,741,871	$2,727,899		$6,995,207
July 31, 2019 Balance
Shares	729,012	364,804		1,165,553
Cost	$7,388,173	$3,606,738		$11,084,805	$22,079,716
Value	$7,574,435	$3,804,900		$11,399,110	$22,778,445
Dividend Income	$—	$4,996		$—	$4,996
Realized Gain/(Loss)	$(391,871)	$(26,789	)(2)	$(295,207)	$(713,867)
Change in Unrealized Appreciation	$754,072	$250,130		$891,409	$1,895,611

(1)	Includes $399,587 of long-term capital gain distributions.
(2)	Includes $51,110 of long-term capital gain distributions.